CASH AND CASH EQUIVALENTS	3 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following items:

	March 31, 2026	December 31, 2025

Cash and cash equivalents at banks and on hand	229	247
Short-term deposits and money market funds	124	208
Cash and cash equivalents, as presented in the interim condensed consolidated statement of cash flows	353	455
As of March 31, 2026, US$308 (2025: US$415) of cash and cash equivalents at the level of Ukraine was subject to currency restrictions that limit the Company's ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Ukrainian operations.
Cash and cash equivalents with original maturity of less than three months amounting to US$117 (2025: US$202) comprise short-term deposits held by Kyivstar.
The imposition of currency exchange controls or other similar restrictions on currency convertibility in Ukraine could limit Kyivstar
Group’s ability to convert local currencies or repatriate local cash in a timely manner or at all, as well as remit dividends.